RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Details) - Sempra Savings Plan 002 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits of the Master Trust	$ 562,120	$ 500,023
Delinquent notes receivable in the financial statements reported as deemed distributions of participant loans in the Form 5500	0	(22)
Net assets available for benefits per the Form 5500	562,120	$ 500,001
Net increase in net assets per the financial statements	62,097
Add: Deemed distributions of participant loans reported in the Form 5500 as of December 31, 2024	22
Less: Deemed distributions of participant loans reported in the Form 5500 as of December 31, 2025	0
Net increase in net assets per the Form 5500	$ 62,119